Subsequent Event - Additional Information (Detail)			3 Months Ended	12 Months Ended
	Mar. 15, 2024 USD ($) shares	Mar. 15, 2024 CAD ($) $ / shares shares	Mar. 31, 2024 shares	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Apr. 20, 2022 $ / shares shares
Subsequent Event [Line Items]
Proceeds from issuance of common shares | $				$ 15,886,537	$ 10,636,577
Over-Allotment Option [Member]
Subsequent Event [Line Items]
Number of units issued						7,150,550
Securities issued, price per unit | $ / shares						$ 2.05
Subsequent Event [Member] | IPO [Member]
Subsequent Event [Line Items]
Proceeds from issuance of common shares	$ 25,026,073	$ 33,867,784
Stock issued during the period shares exercise of stock options			8,260,435
Number of units issued		8,260,435
Securities issued, price per unit | $ / shares		$ 4.1
Subsequent Event [Member] | Over-Allotment Option [Member]
Subsequent Event [Line Items]
Stock issued during the period shares exercise of stock options	943,435	943,435